Document and Entity Information	3 Months Ended
	Mar. 31, 2013	Apr. 30, 2013 Common units	Apr. 30, 2013 Subordinated Units	Apr. 30, 2013 General Partner Units
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Document Type	8-K
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		24,412,427	24,409,850	996,320
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1